Segment information (Details) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Statement [Line Items]
Revenues	$ 328,546	$ 331,721	$ 256,980
Costs	109,241	114,445	97,040
Gross profit / (loss)	219,305	217,276	159,940
Net loss from fair value adjustment of investment properties	350,591	182,590	(109,329)
General and administrative expenses	51,032	71,772	42,268
Selling expenses	17,358	16,759	17,915
Other operating results, net	(4,768)	(26,733)	488
Loss from operations	(204,444)	(80,578)	209,574
Share of loss of associates and joint ventures	34,037	9,740	(2,840)
Segment Loss	(170,407)	(70,838)	206,734
Costs	(109,241)	(114,445)	(97,040)
General and administrative expenses	(51,032)	(71,772)	(42,268)
Selling expenses	(17,358)	(16,759)	(17,915)
Operations Center in Israel [Member]
Statement [Line Items]
Revenues	328,546	331,721	256,980
Costs	(109,241)	(114,445)	(97,040)
Gross profit / (loss)	219,305	217,276	159,940
Net loss from fair value adjustment of investment properties	(350,591)	(182,590)	109,329
General and administrative expenses	51,032	71,772	42,268
Selling expenses	17,358	16,759	17,915
Other operating results, net	(4,768)	(26,733)	488
Loss from operations	(204,444)	(80,578)	209,574
Share of loss of associates and joint ventures	34,037	9,740	2,840
Segment Loss	(170,407)	(70,838)	206,734
Reportable assets	2,241,765	2,643,849	2,985,859
Reportable liabilities	(1,089,328)	(1,205,005)	(1,626,434)
Net reportable assets	1,152,437	1,438,844	1,359,425
Costs	109,241	114,445	97,040
General and administrative expenses	(51,032)	(71,772)	(42,268)
Selling expenses	(17,358)	(16,759)	(17,915)
Operations Center in Israel [Member] | Income and Other Comprehensive Income, Total [Member]
Statement [Line Items]
Revenues	270,550	268,627	204,987
Costs	(48,766)	(49,231)	42,714
Gross profit / (loss)	221,784	219,396	162,273
Net loss from fair value adjustment of investment properties	(350,955)	(190,149)	98,741
General and administrative expenses	51,179	72,215	42,666
Selling expenses	17,491	16,860	17,958
Other operating results, net	(5,192)	(27,061)	225
Loss from operations	(203,033)	(86,889)	200,615
Share of loss of associates and joint ventures	33,760	14,449	3,732
Segment Loss	(169,273)	(72,440)	204,347
Reportable assets	1,945,139	2,359,221	2,609,775
Reportable liabilities	0	0	0
Net reportable assets	1,945,139	2,359,221	2,609,775
Costs	48,766	49,231	(42,714)
General and administrative expenses	(51,179)	(72,215)	(42,666)
Selling expenses	(17,491)	(16,860)	(17,958)
Operations Center in Israel [Member] | Elimination of Inter-Segment Transactions and Non-reportable Assets / Liabilities [Member]
Statement [Line Items]
Revenues	0	0	0
Costs	0	0	0
Gross profit / (loss)	0	0	0
Net loss from fair value adjustment of investment properties	0	0	0
Selling expenses	0	0	0
Other operating results, net	(26)	(193)	(184)
Loss from operations	0	0	0
Share of loss of associates and joint ventures	0	0	0
Segment Loss	0	0	0
Reportable assets	296,195	297,957	391,614
Reportable liabilities	(1,089,328)	(1,205,005)	(1,626,434)
Net reportable assets	(793,133)	(907,048)	(1,234,820)
General and administrative expenses	(26)	193	184
Costs	0	0	0
Selling expenses	0	0	0
Operations Center in Israel [Member] | Expenses and Collective Promotion Funds [Member]
Statement [Line Items]
Revenues	59,449	64,781	53,853
Costs	(60,636)	(65,950)	(55,055)
Gross profit / (loss)	(1,187)	(1,169)	(1,202)
Net loss from fair value adjustment of investment properties	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating results, net	419	614	447
Loss from operations	(768)	(555)	(755)
Share of loss of associates and joint ventures	0	0	0
Segment Loss	(768)	(555)	(755)
Reportable assets	0	0	0
Reportable liabilities	0	0	0
Net reportable assets	0	0	0
Costs	60,636	65,950	55,055
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Operations Center in Israel [Member] | Joint Ventures [Member]
Statement [Line Items]
Revenues	(1,453)	(1,687)	(1,860)
Costs	161	736	729
Gross profit / (loss)	(1,292)	(951)	(1,131)
Net loss from fair value adjustment of investment properties	364	7,559	10,588
General and administrative expenses	173	250	214
Selling expenses	133	101	43
Other operating results, net	(21)	(93)	0
Loss from operations	643	6,866	9,714
Share of loss of associates and joint ventures	277	(4,709)	(6,572)
Segment Loss	(366)	2,157	3,142
Reportable assets	431	(13,329)	(15,530)
Reportable liabilities	0	0	0
Net reportable assets	431	(13,329)	(15,530)
Costs	(161)	(736)	(729)
General and administrative expenses	(173)	(250)	(214)
Selling expenses	$ (133)	$ (101)	$ (43)